Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-use Assets And Lease Liabilities
Schedule of rights-of-use-assets - Changes in the year

					2023	2022
	Buildings	Machinery, equipment, and facilities	IT equipment	Vehicles	Total	Total
Balance at the beginning of the year
Cost	7,300	18,106	282	18,830	44,518	50,004
Accumulated amortization	(4,467)	(15,394)	(84)	(17,678)	(37,623)	(37,314)
Balance at the beginning of the year	2,833	2,712	198	1,152	6,895	12,690
New contracts	375	7,109	117	2,703	10,304	2,018
Disposals and write-offs	-	(874)	-	-	(874)	-
Amortization	(1,034)	(1,874)	(61)	(1,884)	(4,853)	(8,710)
Remeasurement	197	(275)	(120)	-	(198)	419
Transfers	-	(114)	-	-	(114)	-
Foreign exchange effects	17	45	(1)	7	68	478
Balance at the end of the year	2,388	6,729	133	1,978	11,228	6,895
Cost	6,278	16,079	317	22,766	45,440	44,518
Accumulated amortization	(3,890)	(9,350)	(184)	(20,788)	(34,212)	(37,623)
Balance at the end of the year	2,388	6,729	133	1,978	11,228	6,895

Average annual amortization rates %	31	34	33	34

Schedule of lease liabilities - changes in the year

	2023	2022
Balance at the beginning of the year	5,021	19,638
New contracts	10,304	2,018
Payments of lease liabilities	(5,818)	(17,091)
Interest paid on lease liabilities	(553)	(994)
Remeasurement	(198)	419
Accrued interest– note 10	427	542
Foreign exchange effects	35	489
Balance at the end of the year	9,218	5,021
Current liabilities	3,766	3,661
Non-current liabilities	5,452	1,360